Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Receivables	$ 98	$ 0
Inventory	63	89
Property	144	0
Employee benefits	64	154
Investment in partnership	74	0
Other accrued expenses	91	121
Operating loss carryforwards	1,376	142
Tax credit carryforwards	554	5
Other	498	244
Total deferred income tax asset	2,962	755
Valuation allowances	(2,484)	(87)
Total deferred income tax asset after valuation allowance	478	668
Deferred tax liabilities:
Goodwill and other intangibles	(202)	(845)
Property	0	(62)
Undistributed earnings of foreign subsidiaries	0	(46)
Other	(51)	(9)
Total deferred income tax liability	(253)	(962)
Net deferred tax liability	$ 225
Net deferred tax liability		$ (294)